Leases- Schedule of Future Minimum Lease Payments Related to Equipment under Finance Lease and Office Lease Obligation (Details) $ in Thousands	Jan. 31, 2024 CAD ($)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 16,182
Less: imputed interest	(3,254)
Total present value of minimum lease payments	12,928
Less: Current portion	(1,689)
Non-current portion	11,239
2025 (remainder)
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	630
2026
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,504
2027
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,501
2028
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,494
2029
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	2,190
More than 5 years
Disclosure Of Maturity Analysis Of Finance And Office Lease Payments [Line Items]
Total minimum lease payments	$ 5,863